SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting judgement and key sources of estimation [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION
NOTE 3   -      SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION

A.	General:

In the application of the Group's accounting policies, which are described in Note 2 above, the Group management is required, in certain cases, to make broad accounting judgments regarding estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on past experience and other factors that are considered to be relevant. Actual results could differ from these estimates.

Management reviews the estimates and underlying assumptions on an ongoing basis. Changes in accounting estimates are only recognized in the period in which the estimate is changed if the change affects only that period or in the period of change and future periods if the change affects both current and future periods.

The Company is a basic trader of goods, mostly in the Israeli food markets. All the sales are made in accordance with delivery notes, agreed price lists and invoices. The major assumptions are based on contractual commitments where sensitivity is insignificant. In addition, in the process of applying the Group's accounting policies, management makes various judgments, apart from those involving estimations, that can significantly affect the amounts recognized in the financial statements.

Other estimates\assumptions used in our allowances are based on the Company's rich experience in the food market. Any sensitivity analysis of the effect of changes in critical estimates and assumptions would show negligible effect on the Company's financial position or results of operations.

B.	Significant judgments in applying accounting policies:

The following are the significant judgments that the management has made in the process of applying the entity’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.

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Revenue recognition - the Group has recognized in revenues amounted to NIS 311,978 thousands in the year ended December 31, 2017 (NIS 294,202 thousands in the year ended December 31, 2016) for selling food products. Although, in general, the Group does not grant rights of return, its enable for certain customers from time to time to return products. The Group assesses the expected customer returns according to specific information in its possession and its past experience in similar cases. As a result, the revenues that company has recognized includes provisions to returns.

The group records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.

Contingent liabilities and legal proceedings- In estimating the likelihood of the outcome of legal claims filed against the Company and its investees, management considers the facts and circumstances, as well as the opinion of company's legal counsel. These estimates are based on professional judgment, taking into account, inter alia, the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

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Employee benefits - The present value of the Group's liability for retirement and pension plan to its employees is based on a large number of inputs, which are determined on the basis of an actuarial valuation, while using a large number of assumptions, including discount rate. Changes in the actuarial assumptions may affect the carrying amount of the Group's liabilities for retirement and pension payments. The Group estimates the discount rate once a year, based on the discount rate of highly rated corporate bonds with similar terms and similar conditions. Other key assumptions are determined based on market conditions and the Group's past experience. For additional information about the assumptions used by the Group, see Note 10.